Warrants (Details) - Schedule of fair value of the outstanding warrants - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants (Details) - Schedule of fair value of the outstanding warrants [Line Items]
Market price per share (USD/share) (in Dollars per share)	$ 4.15	$ 3.12	$ 9.04
Exercise price (USD/share) (in Dollars per share)	$ 17.60	$ 17.60	$ 17.60
Risk free rate	0.41%	1.81%	2.60%
Dividend yield	0.00%	0.00%	0.00%
Expected term/Contractual life (years)	5 years 109 days	6 years 109 days	7 years 109 days
Expected volatility	341.88%	279.93%	256.20%